TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of income/(loss) from domestic and foreign components before income tax expenses
Income/(loss) from domestic and foreign components before income tax expenses and equity in (loss)/income of affiliates (RMB in millions):

	2020	2021	2022
Domestic	4,230	2,615	3,501
Foreign	(5,455)	(3,086)	(866)

Total	(1,225)	(471)	2,635

Schedule of composition of income tax expense
The current and deferred portion of income tax expense were as follows (RMB in millions):

	2020	2021	2022
Current income tax expense	848	607	387
Deferred tax (benefit)/expense	(493)	(337)	295

Income tax expense	355	270	682

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate
The reconciliation between 25% which is the PRC statutory tax rate and the Company’s effective tax rate were as follows:

	2020	2021	2022
Statutory tax rate	25%	25%	25%
Non-deductible expenses and non-taxable income incurred
— Share-based compensation expenses	(38%)	(89%)	6%
— Change in fair value of equity securities investments and exchangeable senior notes	0%	(21%)	(22	% )
— Gain on deconsolidation of a subsidiary	15%	—	—
— Others	3%	1%	(2	% )
R&D expense super deduction	—	65%	(16	% )
Effect of tax holiday	27%	75%	(7	% )
Difference in tax rates of subsidiaries outside PRC	(37%)	(37%)	19%
Changes in valuation allowance	(24%)	(76%)	23%

Effective EIT rate	(29%)	(57%)	26%

Schedule of effect of preferential tax on China operations	The following table sets forth the effect of tax holiday on China operations:

	2020	2021	2022

	RMB (in millions, except per share data)
Tax holiday effect	370	359	183
Basic net income per ADS effect	0.62	0.57	0.28
Diluted net income per ADS effect	0.62	0.57	0.28

Schedule of significant components of deferred tax assets and liabilities
Significant components of deferred tax assets and liabilities were as follows (RMB in millions):

	2021	2022
Deferred tax assets
Accrued expenses	731	893
Loss carry forwards	1,393	1,646
Accrued liability for rewards programs	40	56
Accrued staff salary	98	42
Others	314	200
Less: Valuation allowance of deferred tax assets	(892)	(1,513)

	1,684	1,324
Deferred tax liabilities:
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,527)	(3,487)

Net deferred tax liabilities	(1,843)	(2,163)

Schedule of movement of valuation allowances	Movement of valuation allowances were as follows (RMB in millions):

	2020	2021	2022
Balance at beginning of year	482	589	892
Changes in current year	107	303	621

Balance at end of year	589	892	1,513

Subsidiaries
Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate
The impacts on effective tax rates from the Company’s subsidiaries with different tax rates of subsidiaries outside PRC and tax holiday are as follows:

		2020	2021	2022
Ctrip Computer Technology	15%	15.4%	31.9%	(2.7	% )
Ctrip Travel Information	15%	(0.7%)	(4.1%)	0.2%
Ctrip Travel Network	15%	14.1%	16.0%	(2.7	% )
Chengdu Information	15%	6.8%	7.3%	(0.8	% )
Beijing Hujinxinrong Technology Co., Ltd	15%	(2.0%)	14.3%	(2.2	% )
The Company and its subsidiaries in Hong Kong, Singapore, UK and Cayman Islands	0%-19%	(44.6%)	(38.8%)	19.6%
Qunar and subsidiaries	15%	(2.5%)	6.6%	(0.2	% )
Others	various	3.5%	4.8%	0.8%

Total		(10.0%)	38.0%	12.0%